Leases Components of Lease Cost (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 209,000	$ 209,000	$ 862,000	$ 735,000